Pensions and other post-employment benefits - Present value obligation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 4,295
Interest expense	(187)	€ (92)	€ (26)
Net defined benefit liability (asset) at end of period	3,959	4,295
Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(18,312)	(22,704)
Current service cost	(157)	(205)
Interest expense	(809)	(507)
Past service cost	(6)	2
Settlements	501	54
Total	(471)	(656)
Gain/(loss) from change in demographic assumptions	55	(4)
(Loss)/gain from change in financial assumptions	(301)	4,534
Experience (loss)/gain	(26)	(320)
Total	(272)	4,210
Translation differences	476	(929)
Contributions from plan participants	(84)	(94)
Benefits paid	1,808	1,860
Other	(13)	1
Total	2,187	838
Net defined benefit liability (asset) at end of period	€ (16,868)	€ (18,312)	(22,704)
Weighted average duration of the defined benefit obligation (in years)	8 years 6 months	8 years 1 month 6 days
United States, Pension
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 5,386
Net defined benefit liability (asset) at end of period	4,960	€ 5,386
United States, Pension | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(12,340)	(14,892)
Current service cost	(83)	(113)
Interest expense	(563)	(363)
Past service cost	(9)	0
Settlements	0	0
Total	(655)	(476)
Gain/(loss) from change in demographic assumptions	66	0
(Loss)/gain from change in financial assumptions	(114)	2,689
Experience (loss)/gain	(43)	(159)
Total	(91)	2,530
Translation differences	431	(869)
Contributions from plan participants	0	0
Benefits paid	1,330	1,367
Other	0	0
Total	1,761	498
Net defined benefit liability (asset) at end of period	€ (11,325)	€ (12,340)	(14,892)
Weighted average duration of the defined benefit obligation (in years)	7 years 8 months 12 days	7 years 7 months 6 days
United States, OPEB
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (978)
Net defined benefit liability (asset) at end of period	(796)	€ (978)
United States, OPEB | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,615)	(2,015)
Current service cost	0	0
Interest expense	(73)	(50)
Past service cost	0	0
Settlements	0	0
Total	(73)	(50)
Gain/(loss) from change in demographic assumptions	1	(6)
(Loss)/gain from change in financial assumptions	(26)	398
Experience (loss)/gain	28	(12)
Total	3	380
Translation differences	57	(114)
Contributions from plan participants	(60)	(59)
Benefits paid	229	253
Other	(12)	(10)
Total	214	70
Net defined benefit liability (asset) at end of period	€ (1,471)	€ (1,615)	(2,015)
Weighted average duration of the defined benefit obligation (in years)	8 years 9 months 18 days	8 years 8 months 12 days
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (113)
Net defined benefit liability (asset) at end of period	(205)	€ (113)
Other pensions | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(4,357)	(5,797)
Current service cost	(74)	(92)
Interest expense	(173)	(94)
Past service cost	3	2
Settlements	501	54
Total	257	(130)
Gain/(loss) from change in demographic assumptions	(12)	2
(Loss)/gain from change in financial assumptions	(161)	1,447
Experience (loss)/gain	(11)	(149)
Total	(184)	1,300
Translation differences	(12)	54
Contributions from plan participants	(24)	(35)
Benefits paid	249	240
Other	(1)	11
Total	212	270
Net defined benefit liability (asset) at end of period	€ (4,072)	€ (4,357)	€ (5,797)
Weighted average duration of the defined benefit obligation (in years)	10 years 7 months 6 days	9 years 3 months 18 days